Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

(215) 988-2757 (Facsimile)

www.drinkerbiddle.com

July 31, 2019

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FEG Absolute Access Fund I LLC (File No. 811-22527)

Ladies and Gentlemen:

Filed herewith electronically via EDGAR is Amendment No. 15 (the “Amendment”) to the registration statement on Form N-2 (the “Registration Statement”) of FEG Absolute Access Fund I LLC (the “Registrant”). The Amendment is being filed pursuant to the Investment Company Act of 1940, as amended, and the applicable rules thereunder. The purpose of the Amendment is to (1) amend the Registration Statement to reflect that units of beneficial interest in the Registrant are being offered on a private placement basis and will no longer be registered under the Securities Act of 1933, as amended; (2) update the exhibits to the Registration Statement; and (3) make other non-material changes to the Registration Statement.

Questions and comments may be directed to the undersigned at 215-988-3328.

Very truly yours,

/s/ Andrew E. Seaberg
Andrew E. Seaberg

cc: Joshua B. Deringer